Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Feb. 23, 2018
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,995	$ 10,968	$ 10,440	$ 10,765	$ 9,946	$ 10,436	$ 10,596	$ 10,544	$ 9,911	$ 10,799	$ 10,641	$ 11,505	$ 11,754	$ 11,883	$ 11,631	$ 11,857	$ 11,811	$ 11,967	$ 11,662	$ 11,323	$ 11,122	$ 10,867	$ 10,522	$ 10,327	$ 9,974	$ 10,054	$ 9,993	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	549,753	548,404	522,011	538,243	497,305	521,787	529,789	527,182	495,542	539,973	532,064	575,273	587,709	594,137	581,567	592,866	590,532	598,335	583,124	566,142	556,123	543,343	526,087	516,343	498,723	502,719	499,652	500,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	11,661	11,511	11,357	11,212	11,062	10,912	10,776	10,661	10,555	10,494	10,479	10,473	10,472	10,471	10,471	10,469	10,466	10,463	10,460	10,413	10,371	10,312	10,247	10,187	10,128	10,076	10,028	10,000
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Account Value	$ 583,042	$ 575,532	$ 567,872	$ 560,580	$ 553,081	$ 545,607	$ 538,818	$ 533,048	$ 527,728	$ 524,708	$ 523,951	$ 523,649	$ 523,600	$ 523,572	$ 523,554	$ 523,464	$ 523,311	$ 523,154	$ 522,975	$ 520,641	$ 518,559	$ 515,603	$ 512,364	$ 509,356	$ 506,381	$ 503,823	$ 501,424	$ 500,000